Income taxes - Net operating loss carryfowards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards
Net operating loss and other carryforward available	$ 777,495
Tax Year 2022
Operating Loss Carryforwards
Net operating loss and other carryforward available	396
Tax Year 2023
Operating Loss Carryforwards
Net operating loss and other carryforward available	1,363
Tax Year 2024
Operating Loss Carryforwards
Net operating loss and other carryforward available	9,310
Tax Year 2025
Operating Loss Carryforwards
Net operating loss and other carryforward available	13,516
Tax Year 2026
Operating Loss Carryforwards
Net operating loss and other carryforward available	13,367
Tax Year 2027
Operating Loss Carryforwards
Net operating loss and other carryforward available	15,202
Tax Year 2028
Operating Loss Carryforwards
Net operating loss and other carryforward available	288,395
Tax Year 2029
Operating Loss Carryforwards
Net operating loss and other carryforward available	119,297
Tax Year 2030
Operating Loss Carryforwards
Net operating loss and other carryforward available	120,255
Tax Year 2031
Operating Loss Carryforwards
Net operating loss and other carryforward available	117,210
Tax Year 2032
Operating Loss Carryforwards
Net operating loss and other carryforward available	22,758
Tax Year 2033
Operating Loss Carryforwards
Net operating loss and other carryforward available	10,749
Tax Year 2034
Operating Loss Carryforwards
Net operating loss and other carryforward available	44,473
Tax Year 2035
Operating Loss Carryforwards
Net operating loss and other carryforward available	1,079
Tax Year 2036
Operating Loss Carryforwards
Net operating loss and other carryforward available	$ 125